Note 21 - Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Oct. 15, 2011	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2013
Note 21 - Other Non-current Liabilities (Details) [Line Items]
Outstanding Lease Termination Fee NonCurrent		$ 0	$ 3,106
Outstanding Lease Termination Fee, Current		3,796	$ 1,120
M/T Delos [Member]
Note 21 - Other Non-current Liabilities (Details) [Line Items]
Lease Termination Expenses	$ 5,750
Tranche A [Member]
Note 21 - Other Non-current Liabilities (Details) [Line Items]
Other Commitment		2,990		$ 4,500
Debt Instrument, Interest Rate, Stated Percentage				3.00%
Tranche B [Member]
Note 21 - Other Non-current Liabilities (Details) [Line Items]
Other Commitment		$ 806		$ 806